SUPPLEMENT DATED AUGUST 25, 2011 TO THE PROSPECTUS FOR PACIFIC SELECT FUND CLASS I AND P SHARES DATED MAY 1, 2011
International Small-Cap Portfolio
International Small-Cap Portfolio — The footnote to the Annual fund operating expenses table in the Fees and expenses subsection is deleted and replaced with the following:

[1]	The investment adviser has contractually agreed to waive 0.02% of its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Fund, or (iii) if the sub-advisory agreement with Batterymarch is terminated.

The Examples table in the Fees and expenses subsection is deleted and replaced with the following:

	Class I	Class P
1 year	$110	$90

3 years	$346	$283

5 years	$602	$494

10 years	$1,337	$1,104

International Value Portfolio
International Value Portfolio — The second paragraph of the Principal investment strategies subsection and the first sentence of the second paragraph of the Investments and strategies subsection are deleted and replaced with the following:
Under normal conditions, the portfolio generally expects to invest in at least 10 different non-U.S. countries and in a range of 60 to 90 companies.